Exhibit 99.2 Schedule 9

Loan Level Exceptions

Run Date - 4/17/2023

Recovco Loan ID	Loan #1	Loan id	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
VXFCNYNNB1O	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
VSGSNDTDF0F	XX	xx	XX		SD 2023-1 - Compliance		3	3	3	1	1	3	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 3 COMMENT: Per DU, $10,201 in reserves were required. The loan file is missing assets and the loan application does not reflect any assets.
LEKH212SMBL	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	3	1	3	1	*** (OPEN) Property Type unacceptable under guidelines - EV 3
COMMENT: A Texas Section 50(a)(6) loan must be secured by a single-unit principal residence constituting the borrower’s homestead under Texas law. The subject property is a 4 unit. Agree. S&D reason, Four Unit properties are not allowed under TXA6 program.	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 4/XX/2022 was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $683.13 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
DL3YBM2HYVO	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	3	1	3	3	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 3
COMMENT:   The appraisal report has not provided adequate comparable to support the value of the subject within standard proximity to the subject. the subject is in a suburban area, that is 75% built up and all comparable as 3.30 miles to 4.65 miles away, with quality of construction and condition adjustments.  no adjustment showing for additional bathrooms for comp1.  Conditions estimates to cure approx $10,450 but appraisal was completed As Is, the CU score is 4.  Agree.  S&D reason, guidelines violation - appraisal outside tolerance - comparables appear subjective to support value.

*** (OPEN) TRID - Zero tolerance violation - EV 3
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the LE issued 2/XX/21 and the increase to discount points on the CD issued 6/XX/21 were not accepted because a valid reason was not provided. A cost to cure in the amount of $920.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (OPEN) TRID CD at consummation - EV 3
															COMMENT: The file is missing evidence showing that the consumers were provided a copy of the final CD at least one day prior to consummation. Per regulation (RULE §153.13), an equity loan may not be closed before one business day after the date that the owner of the homestead receives a final itemized disclosure of the actual fees, points, interest, costs, and charges that will be charged at closing. The violation may be resolved by providing evidence showing the consumer received the disclosure timely.
4SHML0U0YZU	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID CD at consummation - EV R
COMMENT:   The file is missing evidence showing that the consumers were provided a copy of the final CD at least one day prior to the consummation date, 11/XX/21. Per regulation (RULE §153.13), an equity loan may not be closed before one business day after the date that the owner of the homestead receives a final itemized disclosure of the actual fees, points, interest, costs, and charges that will be charged at closing. The violation may be resolved by providing evidence showing the consumer received the disclosure timely.

*** (CURED) TRID Total of Payments (TOP) - EV R
COMMENT:   This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) ). The total of payments is $XX. The disclosed total of payments of $264,531.82 is not considered accurate because it is understated by more than $100. A cost to cure in the amount of $1,350 is required.  The Total of Payments Calculations includes the following:  Principal $XX, Interest $XXand Loan Costs $6,497.96. The defect can be cured by reimbursing the consumer or providing information as to the reason the violation is not valid. If curing with a reimbursement, the following documents are required: LOE to consumer, copy of the refund, and proof of delivery.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																	COMMENT: The Preparation of Estate Documents Fee was included in Section F of the CD issued on 11/XX/2021. However, the fee should have been entered under Section C.
SBMXN3XWSZS	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
ZT32FQGXOB1	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
43NHX53CUZU	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 11/XX/2021 was not accepted because a valid change of circumstance was not provided: Title Bringdown Fee. A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
KUSOI5BNTZ4	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The insurance certificate is missing from the loan file.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 10/XX/2021 was not accepted because a valid change of circumstance was not provided: Discount Points, Title Endorsement. A cost to cure in the amount of $51.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
FULTX5FNBHQ	XX	xx	XX		SD 2023-1 - Compliance		3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The subject is a condo. The loan file is missing the condo questionnaire or a limited review.
GF2KUZRZH1H	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
KTNTCN0PRHD	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
DXM51QDUWUG	XX	xx	XX		SD 2023-1 - Compliance		3	1	1	3	1	1	1	1			*** (CURED) Missing Appraisal - EV R COMMENT: Full 1004 appraisal is missing from the loan file and is required by AUS in file.
AN2OE0UF5Q1	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Title Fees were included in Section C of the CDs issued on 2/XX/21, 3/XX/21, 3/XX/21, 4/XX/21, 5/XX/21, and 5/XX/21. However, the fee should have been entered under Section B.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 5/XX/21. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																	COMMENT: The loan was subject to flood insurance and the Closing Disclosure did not show evidence that flood insurance premiums were escrowed. National Flood Insurance Act (NFIA) & Implementing Regulations 42 USC §4012a(d) // 12 CFR 208.25(e)(1)
JP1R2D1KLSL	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 10/XX/21. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Title Title Bringdown fee on the CD issued 10/XX/21 was not accepted because a valid reason was not provided. The fee was paid to the affiliate. A cost to cure in the amount of $75is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
BHAJMXUNDJZ	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
C3EL5FWAEGY	XX	xx	XX		SD 2023-1 - Compliance		3	1	3	1	1	1	1	1			*** (CURED) Income documentation is incomplete - EV R COMMENT: The file is missing the documentation to support the Co-borrowers monthly income of $3,273.49.
GJKFQVY3UDC	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	3	1	3	1	*** (OPEN) Property listed for sale in past 12 months - EV 3
COMMENT:   Per appraisal (P 73), the property was listed in previous 12 months.  The file did not contain an explanation or confirmation the property was no longer for sale.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   AUS missing from file.  Per 1008, loan was DU Approve/Eligible.  The file did not contain AUS.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 7/XX/2021 was not accepted because a valid reason was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $1,040.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
1B1YOUBU5IF	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The loan does not meet ability to manage repayment of the loan. The DU AUS dated 11.03.2021 (After subject closing of 10.14.2021) reflected a final DTI of 18.88%, which was not properly calculated. The borrowers income was calculated using paystubs from the borrowers prior employer, resulting in a monthly income of $3,696.03 (pg 126).  The file included a paystub and VVOE for his current employer reflecting the borrower was hired 6/XX/2021 earning $17.00 hourly, resulting in a monthly income of $2946.67.  Using the current employer’s income results in an audit DTI of 22.22% which exceeds approved DTI of 18.88%  Overlay allows max DTI of 65%.

*** (CURED) Sec 32 Disclosure not in file - EV R
COMMENT:   This loan failed the high-cost mortgage timing of disclosure test ( 12 CFR §1026.31(c) ) The Section 32 Disclosure is missing.

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $66,156.00 but at least $22,052.00, and the transaction's total points and fees is $2,927.50, which exceeds 5 percent of the total loan amount of $XX. The following fees were included in the calculation: Abstract/Title search, Appraisal Fee, Lenders Title Insurance, Loan origination, Settlement or Closing Fees, Title Bringdown Fee, Title Examination. Title fees were paid to the affiliate of the lender. The loan fails points and fees by $152.64.

*** (CURED) ComplianceEase HOEPA Test Failed - EV R
COMMENT:   This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) ) The loan amount is $22,052.00 or more, and the transaction's total points and fees is $2,927.50, which exceeds 5 percent of the total loan amount of $XX. The following fees were included in the calculation: Discount Points $287.50, Origination Fee $1250, Appraisal Fee $525, Title Settlement $300, Title Bringdown $75, Title Examination $200, Title Insurance $140, and Title Search $150. The loan fails High Cost by $1837.50. In addition, the loan failed the high-cost mortgage late charges test ( 12 CFR §1026.34(a)(8)(i) ) The loan provides for a late payment fee in excess of 4% of the amount of the payment past due.

QORSYPXTSYK	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	3	3	1	1	*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 3
COMMENT:   The loan file does not confirm borrower's state occupancy of the subject as a primary residence.  The loan file is missing the appraisal.  The loan file shows the 2021 W2, the credit bureau and the fraud report that the most recently report address for the borrower for credit purposes is 13406 North Bend not the subject property.

*** (CURED) TRID CD at consummation - EV R
COMMENT:   Evidence that the consumer was provided a copy of the final CD is missing. Per regulation (RULE §153.13), an equity loan may not be closed before one business day after the date that the owner of the homestead receives a final itemized disclosure of the actual fees, points, interest, costs, and charges that will be charged at closing. The violation may be resolved by providing evidence showing the consumer received the disclosure timely.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The appraisal for the subject property is missing from the loan file.

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																	COMMENT: The appraisal received shows the subject is "subject to" inspection for some foundation cracks as well the appraisal shows this is a tenant occupied residence.
NF2J53JCA5I	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																COMMENT: The Title Insurance Lender Fee and Settlement Fees were included in Section C of the CDs issued on 3/XX/21 and 3/XX/21. However, the fees should have been entered under Section B.
NUN0R4AUCLT	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The guidelines for DTI were not met. Per the Work Number on pages 75 and 77, the borrower retired from XX on 3/XX/2021. The origination underwriter used the borrower's prior monthly income when he was still active as a pilot. The loan file is missing documentation verifying what the borrower's pension income is. The origination DTI is 20.53%; however, the audit DTI could not be calculated.  Overlay max DTI is 65%. Residual income for family of 2 in NV is $823.00.  Audit income is $0.00.  Agree, S&D reason, Borrower no longer employed at time of closing. DTI of 80%

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT:   The DTI was not met for the ATR. Per the Work Number on pages 75 and 77, the borrower retired from XX on 3/XX/2021. The origination underwriter used the borrower's prior monthly income when he was still active as a pilot. The loan file is missing documentation verifying what the borrower's pension income is. The origination DTI is 20.53%; however, the audit DTI could not be calculated.  Overlay max DTI is 65%. Residual income for family of 2 in NV is $823.00.  Audit income is $0.00.  Agree, S&D reason, Borrower no longer employed at time of closing. DTI of 80%

*** (OPEN) Missing income documentation (ATR) - EV 3
COMMENT:   Per the Work Number on pages 75 and 77, the borrower retired from XX on 3/XX/2021. The loan file is missing documentation verifying what the borrower's pension income is.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The 1008 on page 262 indicates the loan was qualified with a DU submission with an Approved/Eligible. The UCD Findings Report on page 3 of the loan file indicates there was a DU submission made on 5/XX/2021 with an Approve/Eligible decision. The final DU submission is missing from the loan file.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The loan file is missing the appraisal. The DU submission is missing; therefore, it is unknown whether an SFC 801 was provided allowing for an appraisal waiver. Further, there is no signed PIW in the loan file if a waiver was provided.

*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT:   The borrower has a second home located at XX. The final DU submission is missing which would determine the reserves required. However, Fannie Mae requires 2% of the aggregate UPB if the borrower has one to four financed properties meaning the approximate reserves required is $XX. The loan file is missing asset documentation. Further, the 1003 does not indicate assets were provided to the lender.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The borrower has a second home located at XX. The fraud report indicates there is a first lien and a second lien HELOC attached to the property. The mortgage statement is missing for the first lean which would determine if escrows are collected. If escrows are not collected the loan file is missing the tax cert and insurance certificate.

*** (CURED) Missing proof of hazard insurance - EV R
																	COMMENT: The HOI certificate for the subject property is missing from the loan file.
5RFTZED3ME0	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																	COMMENT: Subject property is single family home within condo association. The condo insurance form certificate is in the file (P 450). The borrower held HOI policy indicated on P 184 through State Farm, was not in the file.
JNU1L4ZKM55	XX	xx	XX		SD 2023-1 - Compliance		3	3	3	3	1	1	3	1	*** (OPEN) Completed "Subject To" w/o Compltn Cert in File - EV 3 COMMENT: Missing final completion report from the loan file reflecting the repairs as complete.		*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: The LP AUS is missing from the file. Page 78 has LP feedback assessment summary it is not the final UW LP.
ZNDGVU2O1IO	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
UWGXXLKFXJJ	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The first payment letter on page 295 and the CD both indicate a monthly homeowner's insurance payment of $29.41. The loan file is missing the insurance certificate is missing.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The title work is missing from the loan file.

*** (CURED) Note is missing or unexecuted - EV R
																	COMMENT: The Note for the purchase of the subject property is missing from the loan file.
3SECS0VUTPW	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
TKLYVYBJ05Y	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Missing Documentation - EV 3 COMMENT: The file is missing the Loan Note Guaranty. The file does have the Request For Single Family Housing Loan Guaranty page 827.	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on 11/XX/2021 was not accepted because a reason was not provided: Discount Points. A cost to cure in the amount of $636.36 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The 1008 is missing.
CTOVJ25I23K	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
MUFFVMLK1HB	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the VA Loan Analysis form (VA 26-6393).

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   Missing the VA loan guaranty certificate.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the VA lender certification.

*** (CURED) Missing Doc - EV R
																	COMMENT: Missing the VA certificate of eligibility.
EAJNLVI1XE5	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 3/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 3/XX/2022 . If disclosure was delivered electronically, the E-consent is required as well.
G525P1D111H	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
TRASDLOY3FE	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) AUS: File does not contain all AUS Reports run - EV 3
COMMENT:   The loan is missing the LP approval reflecting the subject as a Condo.  The LP assessment summary on page 104 reflects property type as SFR. The appraisal page 107 and title page 280 confirm the subject property is an attached condominium Townhouse style. Agree, S&D reason, Property approved as single Family Residence but is actually a Condo. Unable to get approve/eligible AUS findings after update.

*** (OPEN) Condo / PUD rider Missing - EV 3
															COMMENT: The subject property is a condominium . The Mortgage is missing the Condo Addendum.
ZZ2OM5HH0RG	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Condo Questionnaire to confirm the condo meets all requirements.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the administration fee and the increase to the appraisal fee on LE 9/XX/2021 was not accepted because a valid reason was not provided. A cost to cure in the amount of $512.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
R3SGYOTVCG4	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	1	3	1	1	3	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure.  The Revised CD issued on 7/XX/22 is above the allowable tolerance (0.125%). The revised CD issued on 7/XX/22 had an APR of 6.434% which is an increase from the previous CD issued on 7/XX/22 with an APR of 6.291. The APR increased by 0.143% which is above the allowable tolerance. The Revised CD issued on 7/XX/22 and received on 7/XX/22 was not received by the borrower at least three business days prior to the Consummation Date, 7/XX/22.

*** (OPEN) TRID - 10% tolerance violation - EV 3
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).  The increase to the Recording fee on 7/XX/22 and 7/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $11.20 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (OPEN) TRID - Zero tolerance violation - EV 3
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 7/XX/2022 did not reset the baseline: Discount Points, Transfer Taxes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
IC3K1HQOHVI	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
FODRGLTA2TT	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) Title issue - EV 3
COMMENT: The loan does not meet FHA guidelines based on the sellers acquisition date of 8/XX/2021 per the title commitment on page 291 and the subject sales contract date of 10/XX/2021 on page 362. FHA requires minimum of 90 days between these two dates. Agree S&D reason, loan was a property flip - uninsurable.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) QM Points and Fees - EV R
																	COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XX or more, and the transaction's total points and fees is $4,515.26, which exceeds 3 percent of the total loan amount of $XX. The following fees were included in the calculation: Appraisal Fee paid to affiliate ($575), Appraisal re-inspection paid to affiliate $160, and Lender paid compensation $3780. If only a portion of the appraisal fees were paid to the affiliate, providing the itemization may cure the deficiency. Otherwise, a cost to cure in the amount of $418.28 is required.
S5ATENDPADG	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   The initial CD is missing from the loan file. The only CD provided was issued 2/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 2/XX/2022. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
Q1GQY4SKUAW	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
																	COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 5/XX/2022 without a valid change of circumstance. A cost to cure in the amount of $6.14 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
Z5MPQNQGUTG	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
2DTQ1T2ALL4	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
31OSCF1PG10	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/XX/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/21. If disclosure was delivered electronically, the E-consent is required as well.
EZ2UNKRZFAY	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Evidence of Appraisal delivery - EV 2
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer  at least 3-business days prior to the consummation date, 11/XX/21.  If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. This is a purchase transaction and the statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 11/XX/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/21. If disclosure was delivered electronically, the E-consent is required as well. This is a purchase transaction and the statute of limitation has expired.
ZIRVMNZC3Q0	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Missing Documentation - EV 3
COMMENT:   The subject property is a Condominium; however, was submitted to DU with a property type of an Attached single family.  The loan file is missing the correct DU Findings with the correct property type.

*** (OPEN) Missing Documentation - EV 3
															COMMENT: The loan file is missing the Condominium Master insurance policy.
IGBUB5VNQ0P	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/23 was provided more than 60 calendar days after the consummation date, 6/XX/21. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The DU on page 92 shows a recommendation of Out of Scope. The 1008 on page 97 is marked DU Approve/Eligible; however, the loan file is missing the DU which is Approve/Eligible.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 page 24 lists a debt with XX, balance of $XXand monthly payment of $1. This debt is not on the credit report page 107 and the loan file does not contain documentation for this debt to verify the balance and monthly payment.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The lender notes on the 1008 on page 99 state the DU is allowing an Appraisal waiver. The DU in the file on page 92 does not indicate an Appraisal waiver is acceptable.  There is no appraisal in the loan file.

*** (CURED) Missing income documentation (ATR) - EV R
																	COMMENT: The file did not meet the income requirement for the Ability to repay. The audit income could not be determined as the loan file is missing the complete 2019 1120-S business tax return. The lender income worksheet page 274 shows figures used from the 2019 and 2018 1120-S tax returns. The 2018 1120-S is on page 222. The first page of the 2019 1120-S is on page 134 with Form 8879-S on page 267 and no K1 for 2019 in the file.
WEXWEFWZ145	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
ZYVJEO5CYMY	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD issued on 9/XX/2021 was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. The statute of limitation has expired.	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the AUS on page 83, the loan was eligible for an appraisal waiver. The loan file is missing the signed PIW.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																	COMMENT: The 1008 indicates a monthly HOA payment for the subject of $302. The loan file is missing documentation verifying the monthly HOA payment. Further, the departure residence located at XX was retained; however, the loan file is missing the tax cert verifying the monthly tax rate.
UEMUTQCG04H	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
XKY42CAJXNR	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																	COMMENT: The file is missing copy of hazard insurance policy. The file did contain copy of insurance transfer letter (P 393), but not the actual policy to verify coverage and amount due.
RHAJZG4NMXC	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
KN2LNWOKGHM	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance.  The changes resulted in threshold to go above allowable tolerance.  A cost to cure in the amount of $1,949.60 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal on 10/XX/22 was not accepted because a valid reason was not provided. This resulted on a cost to cure in the amount of $150. However, because $1.50 was refunded at consummation, only the remainder $148.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Application on/after 2010 and Service Provider List is Missing - EV R
																	COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
VMJPRADVTJP	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	3	1	1	3	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (OPEN) Missing TRID RESPA Disclosures - EV 3
COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.	*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 7/XX/2021.	*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice for the non-borrower is missing from the loan file.  Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The appraisal is missing from the loan file as required by the AUS pg 367

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
																	COMMENT: This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. If discount point were charged to reduce the rate, providing evidence may cure the violation..
BJ1NQ3EBFCO	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
0NIEG4XJBYW	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided timely to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan fille did not meet the ability to repay for the missing assets documentation.  The loan file was originated with assets totaling $1610.  Asset statements to support the amount are missing from the loan file and required for funds to close.

*** (CURED) Missing AUS - EV R
																	COMMENT: All pages to the AUS LP are missing from the loan file.
4WZS5PJO1FU	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Documentation to Support DU Data is Missing - EV R
COMMENT:   DU required 2 months account statements to verify assets p. 112. However only 1 months statement was provided for XX bank account #XX p. 307.

*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: The ability to repay was not established as the DU required 2 months account statements to verify assets p. 112. However only 1 months statement was provided for XX bank account #XX p. 307.
MHBTJX3N2WK	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	1	3	1	1	*** (OPEN) AUS: File does not contain all AUS Reports run - EV 3
COMMENT:   The file does not contain AUS.  Agree S&D reason, Loan closed with AUS caution. The file did not contain an AUS.  It did contain an addendum to 1008 (P 89), with extensive UW comments, indicating manual UW and approved DTI was 32.12%.  The file also contained a post closing LPA Feedback Cert  Assessment Summary (P 79), dated 4/XX/2022.  The loan closed 9/XX/2021. It reflected purchase eligibility as "Eligible", and Risk Class as "Caution".

*** (CURED) Subject or Comp Photos are missing or illegible - EV R
COMMENT:   The appraisal (P 281) was missing all photos of subject property.

*** (CURED) Transmittal (1008) is Missing - EV R
																	COMMENT: 1008 is missing from the file.
KLENVLXBWUQ	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/2023 was provided more than 60 calendar days after the consummation date, 10/XX/2021. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice is missing from the loan file.  Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.

*** (CURED) ROR funding date before end of required rescission period  - EV R
																	COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on 10/XX/2021 and per the last revised CD issued on 10/XX/2021, the loan disbursed on 10/XX/2021. Loan could not disburse until after the end of the rescission period; rescission ended on 10/XX/2021. The defect can be cured by providing the true funding date.
PYPCPLMTUQQ	XX	xx	XX		SD 2023-1 - Compliance		3	1	1	1	3	1	1	1			*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The initial 1003 is missing.
MPKHBLQ44FW	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 8/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 8/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
CMDIWBPP3Q3	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
ONKNW4LVESY	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The FHA guidelines require a second independent appraisal based on less than 180 days between the purchase date by the seller of 11/XX/2021 and the contract date of our subject,  4/XX/2022 - 166 days.  This requires a second appraisal.  Agree.  S & D reason, property flip- missing required 2nd appraisal - uninsurable.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on the CD issued 4/XX/22 and the increase to the Appraisal Re-Inspection Fee on the CD issued 4/XX/2022 were not accepted because a valid reasons for the changes were not provided. A cost to cure in the amount of $350.00 is required. The defect can be cured by reimbursing the consumer or by providing valid reasons for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
B2Q3JBRSVHF	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The Title Fees were included in Section B of the CDs issued on 4/XX/2021 and 4/XX/2021. However, the fees should have been entered under Section C.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fee on 4/XX/2021 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $150 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
																COMMENT: The Security Instrument is missing the following: Second Home Rider, Condominium Rider.
I2XD52E0RQA	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
GPB1YCPZ2DH	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
DHRXH03CWKJ	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																COMMENT: The Title Fees were included in Section B of the CDs issued on 6/XX/2021, 6/XX/2021, and 6/XX/2021. However, the fees should have been entered under Section C.
2DAWYVSPCR2	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	1	3	3	1	*** (OPEN) Asset do not meet guidelines - EV 3
COMMENT:   Large deposit of $15,000 being used for closing.  Statement from non-borrower account in file on page 141 to support the deposit.  Gift letter for deposit is missing from the loan file and is required per Investor Guidelines.

*** (OPEN) Quality of Appraisal Report Unacceptable - EV 3
															COMMENT: The appraisal exceeds acceptable adjustments for typical comparables in same are including same complex and within .31 miles. Large quality of construction adjustments over 10% and condition adjustments have been made to several of the 6 comparables provided. Overall value is not supported based on the comparable provided. CU score is 4.6 Agree. S&D reason, unsupported positive appraisal adjustments of $XXand $XX on appraisal.
Q5ZZNYWHXAU	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
																COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on 8/XX/2021 was provided more than 60 calendar days after the consummation date, 4/XX/2021. The PCCD was provided to correct the following item(s): Overstated for tax service fee. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure. The statute of limitation has expired.
USMQBYJ153N	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase of the following fees on 12/XX/2021 was not accepted because a valid reason was not provided: Appraisal Reinspection. A cost to cure in the amount of $300.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expired.
CAYWWKIX0TN	XX	xx	XX		SD 2023-1 - Compliance		2	2	2	1	1	2	1	1		*** (OPEN) Missing Documentation - EV 2 COMMENT: The contract of sale (p.466) states there is a Condominium Rider; however, it is missing from the loan file.
EE1LGJWL40U	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	2	1	3	2	*** (OPEN) Property Type unacceptable under guidelines - EV 3
COMMENT: The subject property is not eligible due to unacceptable property. The appraiser commented page 283 that the finished shop building is not approved as an ADU. in additional, the Plat Map Addendum reflects the subject house and the finished shop have two separate addresses. The title report confirms two lots page 392. Agree. S&D reason, Guideline Violation - Subject property is not eligible due to unacceptable property, which contains 2 units on 2 separate parcels.	*** (OPEN) TRID - 10% tolerance violation - EV 2
																COMMENT: The loan failed the charges that in total cannot increase more than 10% test. The increase to the recording fees on the CD issued 7/XX/21was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $168.90 is required. The violation may be cured by reimbursing the consumer or providing a valid reason for the changes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. The statute of limitation has expired.
2WVYKJ2W0SP	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	1	3	3	1	*** (OPEN) Property Issues indicated - EV 3
COMMENT:   The appraisal reflected the subject property as a high rise condo.  The master HOI (pg 749) reflects the subject is a condotel.  The condo questionnaire (pg 751) reflects the property includes 25.46% of commercial space, to include a restaurant, parking and Hotel. The fraud report (pg 601) reflects the subject property is located at a site where some units may be classified as condo-hotels, refer to condo-hotel information property detail section for project information.  Agree with S&D reason, Ineligible Property Type- CONDOTEL . Each Unit Owner is required to pay Hotel Parcel Assessments in addition to regular Condominium Assessments.

*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 3
															COMMENT: The appraisal reflected the subject property as a high rise condo. The master HOI (pg 749) reflects the subject is a condotel. The condo questionnaire (pg 751) reflects the property includes 25.46% of commercial space, to include a restaurant, parking and Hotel. The fraud report (pg 601) reflects the subject property is located at a site where some units may be classified as condo-hotels, refer to condo-hotel information property detail section for project information. Agree with S&D reason, Ineligible Property Type- CONDOTEL . Each Unit Owner is required to pay Hotel Parcel Assessments in addition to regular Condominium Assessments.
VTWVP24JGQL	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
PNUAYHMJ0IR	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 3
COMMENT: Ineligible Property Type - CONDOTEL. Each unit is required to pay Hotel Parcel Assessments in addition to regular Condominium Assessments. (Pg 271)	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 9/XX/2021 was not accepted because a valid change of circumstance was not provided: Condo Questionnaire. A cost to cure in the amount of $257.38 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.
O4T5ICJUZUU	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 5/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/XX/2021. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to points on the CD issued 5/XX/21 was not accepted. Although the change (loan amount increase) appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of$1346.48 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
ADUSP3SCXHT	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
JUZUEVRNPOC	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
Y4KTM3ZVL0I	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)), the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial 1003 is missing. Unable to determine true application date.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 10/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 10/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. If transaction meets guidelines for business purposes, the affidavit of occupancy and the statement from the consumer stating the cash is to be used for business purpose may cure the violation.

*** (CURED) TRID- Initial LE timing fail - EV R
																	COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 10/XX/21 was not disclosed within 3 days of the application date, 9/XX/21. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
MGJKNSCS44W	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The guideline DTI was not met. The guideline for this Jumbo loan was not provided at Audit. The origination DTI was 42.193%. The Borrower was exiting previous primary to move to subject property.  Full PITI for previous residence, in the amount of $8,703, was not counted, based on 1008 (P 88) in file.  Docs in file (P 786) reflect previous primary sold 5/XX/22, after close of subject.   However, full income for Borrower was not used for qualification.  Borrower employed with XX and full RSU benefits were not counted.  In addition, raise in base pay was not used.  Income was supported by 2018-2020 tax transcripts, 2018-2021 W2s and tax returns, TWN, RSU transaction log, and paystubs showing distributions. Audit used base income reflected on most recent TWN (P 119), and lowest of RSU distributions from ending paystubs from 2021, 2020.  Including full PITI from departing residence audit DTI 47.1%.  Overlay allow DTI up to 65%.  Agree. S&D reason, DTI incorrectly calculated and exceeds investor guidelines. Actual DTI of 42.193%.  Compensating factors include $915,215 in verified assets or 73.33 vs 18 months required. Credit score of 740 vs 700 required.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: The ATR for the DTI was not met. The guideline for this Jumbo loan was not provided at Audit. The origination DTI was 42.193%. The Borrower was exiting previous primary to move to subject property. Full PITI for previous residence, in the amount of $8,703, was not counted, based on 1008 (P 88) in file. Docs in file (P 786) reflect previous primary sold 5/XX/22, after close of subject. However, full income for Borrower was not used for qualification. Borrower employed with XX and full RSU benefits were not counted. In addition, raise in base pay was not used. Income was supported by 2018-2020 tax transcripts, 2018-2021 W2s and tax returns, TWN, RSU transaction log, and paystubs showing distributions. Audit used base income reflected on most recent TWN (P 119), and lowest of RSU distributions from ending paystubs from 2021, 2020. Including full PITI from departing residence audit DTI 47.1%. Overlay allow DTI up to 65%. Agree. S&D reason, DTI incorrectly calculated and exceeds investor guidelines. Actual DTI of 42.193%. Compensating factors include $915,215 in verified assets or 73.33 vs 18 months required. Credit score of 740 vs 700 required.	*** (OPEN) Missing Documentation - EV 3
COMMENT:   The loan is a Jumbo loan and approved with an unknown Jumbo guidelines.  The comments from the 1008 do not indicate which manual guidelines were used at origination, furthermore Audit did not have guidelines to review.  It is unknown at audit review if the file met all the required guides.

*** (OPEN) TRID - Zero tolerance violation - EV 3
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 3/XX/2022 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
RS5ZGVJWZ2Q	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
LUYIGJIIDPL	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	3	*** (OPEN) Appraisal is 4 months after Note Date - EV 3
COMMENT:   The appraisal is dated 3.XX.2022.  The subject loan closed 9.XX.2022. The appraisal was 202 days at the time of closing.  The file included an appraisal update; however, the update addressed the repairs and not the updated value. Agree. S&D Loan closed with an expired appraisal.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 3
COMMENT: The initial CD is missing from the loan file. The only CD provided was issued 9/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 9/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 8/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $80.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
TOS5HT1GSSR	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase the following fees on 4/XX/22 was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $163.15 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
VFEYGYVLUFR	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	2	*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan does not meet guideline eligibility requirements. Appraisal (P 218) was "subject to removal of stove from un permitted kitchen and gas line to be capped off". The appraiser comments (P 225) reflected subject had an ADU that appears to be permitted, with a separate address.  The ADU had an un-permitted addition with a bedroom, bath and kitchen, with a separate entry. The file did contain a completion certificate (P 210) reflecting stove had been removed and gas line capped from un-permitted area.  However, the property still did not meet guidelines requirements for accessory dwelling units.  Agree. S&D reason, Guideline Violation.  The subject property was a single family residence with two accessory dwelling units.  Guidelines do not allow a single family residence to have multiple accessory dwelling units.

*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 12/XX/21 was not disclosed within 3 days of the application date, 12/XX/21. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 1/XX/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/22. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 12/XX/21 was not disclosed within 3 days of the application date, 12/XX/21. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)), the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)), and the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.
SSX00ZAB50X	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT:   The loan is short verified funds of $90.42 and a Gift Letter for $2,357.88.  The file contains a wire dated 6/XX/2022 for $12,357.88 (page 235) the Gift letter on page 234 dated 6/XX/2022 is for $10,000 and Gift letter page 239 dated 4/XX/22 for $10,000. The gift dated 4/XX/22 is fully documented.  The CD on page 77 reflects a deposit of $10,000 and a credit Gift of $10,000 (part of the wire sent).  The borrower has no money vested in the purchase. (Total cost = $22,448.30 minus the gift and extra money on wire $22,357.88 short $90.42) Agree, S&D reason, Source of funds, Borrower contribution insufficient.

*** (OPEN) Missing asset documentation (ATR) - EV 3
															COMMENT: Loan does not meet asset documents for the Ability to Repay. The loan is short verified funds of $90.42 and missing a Gift Letter for $2,357.88. The file contains a wire dated 6/XX/2022 for $12,357.88 (page 235) the Gift letter on page 234 dated 6/XX/2022 is for $10,000 and Gift letter page 239 dated 4/XX/22 for $10,000. The gift dated 4/XX/22 is fully documented. The CD on page 77 reflects a deposit of $10,000 and a credit Gift of $10,000 (part of the wire sent). The borrower has no money vested in the purchase. (Total cost = $22,448.30 minus the gift and extra money on wire $22,357.88 short $90.42) Agree, S&D reason, Source of funds, Borrower contribution insufficient.
WQR5ZMTU0CA	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	2	*** (OPEN) Condo / PUD rider Missing - EV 3 COMMENT: The Security Instrument is missing the following: Condo Rider.	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to the lender credits on CD 3/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $1171 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  The addition of discount points on the CD issued 3/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $4218.580 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 3/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 3/XX/2022. If disclosure was delivered electronically, the E-consent is required as well. The transaction is the purchase of a primary residence. The transaction is the purchase of a primary residence. The statute of limitation has expired.
R2L3BEHL4ZT	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
HGJP225HA3I	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT:   The Fraud report p.337 reflects one additional undisclosed property located at XX with a loan amount of $XX as of 3/XX/2020 in borrower II's name. The origination credit report p. 184 reflects a XX mortgage with an amount of $XX as transferred or sold as of 3/2021 and also lists the cited address in Source Information. Unable to determine final DTI, Mortgage has been identified as being a FHA loan and borrower II is not allowed to have more than one FHA mortgage. Agree. S&D Reason, Uninsurable - Borrower on more than one FHA mortgage.

*** (OPEN) Unable to verify PITI on other mortgage related obligations (ATR) - EV 3
															COMMENT: The ability to repay the loan has not been established as an undisclosed property was identified on the fraud report. The Fraud report p.337 reflects one additional undisclosed property located at XXwith a loan amount of $XX as of 3/XX/2020 in borrower II's name. The origination credit report p. 184 reflects a XX mortgage with an amount of $XX as transferred or sold as of 3/2021 and also lists the cited address in Source Information. Unable to determine final DTI, Mortgage has been identified as being a FHA loan and borrower II is not allowed to have more than one FHA mortgage. Agree. S&D Reason, Uninsurable - Borrower on more than one FHA mortgage.
EFKUXVFQ3UH	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Missing income documentation (ATR) - EV 3 COMMENT: The loan file is missing the 2020 W2 for the co-borrower from XX and XX as required by DU.	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. The statute of limitation has expired.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 2/XX/2021 was not disclosed within 3 days of the application date, 2/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The statute of limitation has expired.

*** (OPEN) TRID CD at consummation - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 4/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
PVN0RB3J4NF	XX	xx	XX		SD 2023-1 - Compliance		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the initial loan application.
KZJZ0MTAPUB	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fees on 12/XX/2021, 12/XX/2021, and 1/XX/2022 was not accepted because a valid reason was not provided: MERS (12/XX/2021), 2nd Appraisal Fee (12/XX/2021), and Appraisal Fee (1/XX/2022). A cost to cure in the amount of $3,063.89 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.
NDPVJVSA50L	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 11/XX/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/21. If disclosure was delivered electronically, the E-consent is required as well.
KZ5Q502XWKK	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The insurance cert provided is unacceptable as it expires on 2/XX/2022 page 632, one day after origination.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 2/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
JI0NZ2HE0GU	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test and the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. The statute of limitation has expired.

*** (OPEN) TRID - SPL missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the MERS Fee and addition of the Discount Points on 8/XX/2021 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $131.08 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 8/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 8/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.

*** (OPEN) TRID- Initial LE timing fail - EV 2
COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 6/XX/2021 was not disclosed within 3 days of the application date, 11/XX/2020. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. The statute of limitation has expired.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The DU AUS page 75, required assets verification of two months account statements. However, the file contains only one months account statement page 223.

*** (CURED) Evidence of Appraisal delivery - EV R
																	COMMENT: The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 8/XX/21. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely.
2UMJT4EPDQF	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
AIFYKXQKF5O	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	2	*** (OPEN) Submission to DU data is not supported - EV 3
COMMENT:   The DU AUS required rental income to be documented with the most recent years tax return or a rental lease. The rental lease is missing.

*** (OPEN) TRID- SPL late - EV 2
COMMENT:   The Service Provider List issued on 2/XX/2022 was not disclosed within 3 days of the application date, 1/XX/2022. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 3/XX/2023 was provided more than 60 calendar days after the consummation date, 3/XX/2022. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 3/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $315.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
J3DFRZI1MJS	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Credit history does not meet guidelines - EV 3
COMMENT: The loan was approved with a LP Accept/Ineligible AUS page 117. The FHA Manual Underwriting guideline allow installment pay history of 2/30 in past 24 months. The credit report page 190, shows 3 education loans that exceed the guideline pay history requirement. Agree: S&D, Loan was a Manual UW but did not meet requirements for Manual Underwriting.	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 12/XX/2021 did not reset the baseline: Mortgage Broker Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.  The Statute of Limitations has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The Statute of Limitations has expired.
TRSFHTAQIA2	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 3
COMMENT:   The loan does not meet the ability to manage repayment of the loan.  The borrower credit shows that the last payment reflected is 10/2020 on page 249 and the payoff on page 319 shows that the account is due for the 8/XX/2020 payment with $14,632.89 in accrued interest and the loan closed 6/XX/2021.  The loan file did not contain any consideration for this delinquency.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																	COMMENT: The transaction funded prior to consummation. Per the CD issued 6/XX/2021, the transaction funded on 6/XX/2021; however, consummation took place on 6/XX/2021. The defect can be resolved by providing the true funding date.
OHKOXCXQDWM	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice is missing from the loan file.  Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: The initial CD is missing from the loan file. The only CD provided was issued 6/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 6/XX/2021. If disclosure was delivered electronically, the E-consent is required as well.
VJQGHHHLMT4	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the Initial CD CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 4/XX/2021  did not reset the baseline: Points - Loan Discount Fee, 2nd Appraisal Fee, Transfer Taxes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued 4/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/XX/2021. If disclosure was delivered electronically, the E-consent is required as well.
MQOFGRKW4OM	XX	xx	XX		SD 2023-1 - Compliance		3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing proof of hazard insurance for the subject property located at xx from the loan file.
HJLBXBOJT3M	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
																	COMMENT: The file is missing the LP AUS as noted on the 1008 that reflected a DTI of 37.179% with an LTV of 75%. the loan only contains an AUS run 10/XX/2022 that is an Approve/Ineligible due to DTI.
GCF0LSKRV03	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- SPL late - EV R
COMMENT:   The Service Provider List issued on 3/XX/2022 was not disclosed within 3 days of the application date, 1/XX/2022. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was late, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $43.40 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the tax service fee on the LE issued 2/XX/2022 and the increase to the discount points on the CD issued 3/XX/22 were not accepted because a valid reason was not provided. A cost to cure in the amount of $4,536.89 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
PC0ZC4AGBXO	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
																COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
CHL2VS1IMFI	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the AUS, funds are needed in the amount of $xx  The funds from the sale of the previous home are being used for the down payment of the purchase.  The settlement statement or final CD for the property located at xx is missing from the loan file.

*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: The loan does not meet the ability to manage repayment of the loans. The funds from the sale of the previous home are being used for the down payment of the purchase. The settlement statement or final CD for the property located at xx is missing from the loan file.
Y1PKZGMSCID	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	3	1	1	1	1	*** (CURED) Title issue - EV R
COMMENT:   The title commitment shows a Judgment on title for $24,756.41, need proof this Judgment is paid in full or must be removed from title if proven not our borrowers.

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																	COMMENT: The appraisal was completed subject to for all the work to be completed under the HomeStyle Renovation project. The file did not contain a evidence work has been completed. (loan closed 8/XX/2021).
5H5KBJA3PWF	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 3
COMMENT:   The cash reserves left after closing is $781.78 which is less than the required reserves of 1 month PITIA. Per FHA guidelines, reserves must equal or exceed one total monthly mortgage payment. Agree S&D reason, loan was a Manual UW but did not meet requirements for Manual Underwriting.

*** (OPEN) VOM or VOR missing/required - EV 3
															COMMENT: The borrower rented the departure residence. The loan file is the VOR as required by FHA. Agree S&D reason, loan was a Manual UW but did not meet requirements for Manual Underwriting.
AWZXLECQ2XH	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The loan does not meet the guidelines for DTI.  The borrower’s income was calculated using two years of 1120-S tax returns, notes/bonds/mortgages due within 1 year were excluded in DTI analysis.  The origination underwriters RICACO stated, XXPositive income if exclude re-occurring mortgage due year to year have 2018 2019 and 2020 business returns XX., using income looking to exclude re-occurring mortgages. 2018 2019 and 2020 business returns and 2021 profit loss and balance sheets additionally included are w-2s and current paystub. The file included 2020, 2019 and 2018 1120-S returns reflecting a total of $1,789,898 over two years.  The CPA confirmed this is the current portion of the long-term debt and represents the principal portion of the debt due within the next year.  Including the debt results in a negative monthly income of -$7,387.86.  The audit DTI could not be calculated due to negative income.  Overlay max DTI is 65%.  Residual income of family of 2 in the state of WA required $713. Does not meet Audit due to no income. Agree S&D reason, Investor Overlay - Cash flow DTI calc not accepted. Notes/Bonds/Mortgages due within 1 year were excluded in DTI analysis. No end investor. No other known defects.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 3
COMMENT: The loan does not meet the ability to repay for DTI. The borrower’s income was calculated using two years of 1120-S tax returns, notes/bonds/mortgages due within 1 year were excluded in DTI analysis. The origination underwriters RICACO stated,XX Positive income if exclude re-occurring mortgage due year to year have 2018 2019 and 2020 business returns XX, using income looking to exclude re-occurring mortgages. 2018 2019 and 2020 business returns and 2021 profit loss and balance sheets additionally included are w-2s and current paystub. The file included 2020, 2019 and 2018 1120-S returns reflecting a total of $1,789,898 over two years. The CPA confirmed this is the current portion of the long-term debt and represents the principal portion of the debt due within the next year. Including the debt results in a negative monthly income of -$7,387.86. The audit DTI could not be calculated due to negative income. Overlay max DTI is 65%. Residual income of family of 2 in the state of WA required $713. Does not meet Audit due to no income. Agree S&D reason, Investor Overlay - Cash flow DTI calc not accepted. Notes/Bonds/Mortgages due within 1 year were excluded in DTI analysis. No end investor. No other known defects.	*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 11/XX/2021 without a reason. A cost to cure in the amount of $76.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 10/XX/2021 was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The transaction is the purchase of a primary residence. The statute of limitation has expire.
RJ2EVXQBOCM	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																	COMMENT: There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
KRGRVNY2CCQ	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
PPRQUYSBJTP	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   the loan does not meet the ability to manage repayment of loan, the loan file is missing the credit report.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
																	COMMENT: Missing the credit report.
ITS5UQ4M3ZS	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 3
COMMENT:   The loan does not meet credit history Ability to Repay.  The loan closed with manual underwrite due to DU FHA Refer/Eligible DTI 48%. Per the credit report (P 165), the Borrower had 26 (15 installment) 30 day lates and 8 (6 installment) 60 day late payments.  5 30 day late payments on installment account were incurred in previous 2 years (P 149).  The loan was not eligible for manual UW.  Agree. S&D reason, Loan was a Manual UW but did not meet requirements for Manual Underwriting.
*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fee on 11/XX/2021 did not reset the baseline: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The addition of the Verbal VOE Third Party fee on CD issued 11/XX/2021 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $19.95 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: The initial CD is missing from the loan file. The only CD provided was issued 11/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.	*** (CURED) Note is missing or unexecuted - EV R COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
04QJJZT5XUO	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	3	1	3	1	*** (OPEN) Property Type unacceptable under guidelines - EV 3
COMMENT:   The budget page 480, does not reflect at least 10% of the assessment income budget provides funding for replacement reserves. Also, LP was run with the property type as Site Built but should be Condominium. FHLMC guideline 5701.4e does list the cited requirement. Agree. S&D reason, The subject project does not comply with the Condominium Project eligibility requirements. The budget does not support the following requirement: At least 10% of the assessment income budget provides funding for replacement reserves.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																	COMMENT: The initial disclosures (initial 1003, ITP) provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
43YYGMRAXPK	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	3	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT:   The loan is a manufactured home with a temporary buydown.  Per FNMA guidelines B5-2-02, this is not acceptable.  Agree.  S& D reason, Temporary Buydown manufactured housing, which is ineligible per product guidelines.

*** (OPEN) Missing AUS - EV 3
COMMENT:   Missing AUS reflecting temporary buydown as Yes. DU AUS in the file (Pg 105) reflected buydown as No.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
COMMENT:   The CD issued on 10/XX/22 does not reflect the correct Product when compared to the Note. The Product is reflected as 1/1 Step Rate; however it should Fixed Rate. In addition, the CD does not reflect the correct number of columns under Projected Payments based on Product Type. The CD lists 3 columns; however, because this is a Fixed Rate product, there should only be one column. The defect can be resolved by providing a corrected PCCD. The following documents are required as well: LOE to consumer and proof of delivery (mailing label).

*** (OPEN) Missing TRID RESPA Disclosures - EV 3
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) )Without evidence of receipt, it is assumed that the disclosure dated 10/XX/2022  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, 10/XX/2022. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation.   If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (OPEN) TRID - Zero tolerance violation - EV 3
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the revised LE date test, and initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the addition to Buydown on The CD issued 10/XX/2022 did not reset the baseline.  The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 3
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on 10/XX/2022 was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
SNEYDMLJKWZ	XX	xx	XX		SD 2023-1 - Compliance		3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Loan file is missing proof of hazard insurance for the subject property.
ONO15TDKGXW	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The DTI exceeds guidelines per the AUS DU of 42.63% page 101. The audit calculated income is $5,955.29, resulting in a DTI of 55.13%. The DTI exceeds the AUS LP of 42.63%. S&D: Agree. DTI incorrectly calculated and exceeds investor guidelines - Actual DTI of 55.13%.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on 5/XX/2022 was not accepted because a valid reason was not provided. A cost to cure in the amount of $50.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
WFUDQL0BM55	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	3	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fees on 6/XX/2021 and 7/XX/2021 was not accepted because a valid reason was not provided: Appraisal Fee (6/XX/2021) and MERS Fee (7/XX/2021). A cost to cure in the amount of $162.95 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.	*** (CURED) Missing Documentation - EV R
COMMENT:   Flood insurance for the subject property is missing from the loan file.

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood determination for the subject property is missing from the loan file.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Hazard insurance for the subject property is missing from the loan file.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Full title report for the subject property is missing from the loan file.

*** (CURED) Note is missing or unexecuted - EV R
																	COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
E2BGAYY5PVP	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	3	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #3 - EV 3
COMMENT:   The HPML transaction involves "flipping" a home loan and there is no evidence in the file that a second appraisal was obtained prior to consummation.  Agree, S&D reason, Property Flip-Missing required 2nd appraisal-Uninsurable.

*** (OPEN) Missing Appraisal - EV 3
COMMENT: Transaction not eligible due to property flip and missing second appraisal. Subject property previously sold 12/XX/21, $XX(P 259). The loan closed 4/XX/2022, which was less than 180 days from previous sale. Per the appraisal, repairs were made and sales price on subject transaction $XX. A second appraisal was required under FHA property flip guidelines, but was not in the file. Agree, S&D reason, Property Flip - Missing required 2nd appraisal-Uninsurable.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
																	COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
XZGQWGGGD2E	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) AUS: File does not contain all AUS Reports run - EV 3
COMMENT:   The loan file is missing the full AUS LP, all pages are not present.  It appears that the DTI may be slightly lower at 42% than the audit calculation of 43.475%; however these are the pages that are missing for comparison.  Agree.  S& D reason, LP Results Incomplete.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fee on 1/XX/2022 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $50.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
RRTB0X43I5D	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
																	COMMENT: Final 1003 in file reflects new mortgage loans with XXfor the properties located at XX, XX2, and XX0. Documentation to support the new PITI for these properties is missing from the loan file.
QGEPZBNYTTB	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fees on 2/XX/2022 was not accepted because a valid reason was not provided: Appraisal Fee, 2nd Appraisal Fee. A cost to cure in the amount of $3,575.00 is required. Cure of $1,687.50 was provided at consummation, the remaining cure amount required is $1,887.50. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.	*** (CURED) Missing Documentation - EV R COMMENT: The specific Guidelines used at origination in order to ensure the loan meets the XX Purchase Second Home Guidelines are missing.
IET0MYHH4WL	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	1	1	3	1	*** (OPEN) Property is Manufactured Housing - EV 3
COMMENT: The subject property is a cash out, manufactured home on a 30 year mortgage at 62.5%. FHLMC guidelines do not allow for a 360 month term on a cash out refinance of manufactured homes.	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																	COMMENT: Appraisal in file reflects a subject to with repairs listed to be completed. The completion report for the repairs is missing from the loan file. The appraiser did not have the IBTS stickers.
QJGD20WS1BI	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/2021. If the disclosure was delivered electronically, the E-consent is required as well. The transaction is the purchase of a primary residence. The statute of limitation has expired.
KYQGO5QA1YH	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Missing Documentation - EV 3
COMMENT:   The loan does not meet the FHA manual guidelines..  The credit report (pg 139) reflects a collection account in the amount of $260 with the most recent adverse date of 6.2021. The guidelines require the Borrower must provide a letter of explanation, which is supported by documentation, for each outstanding collection account. The explanation and supporting documentation must be consistent with other credit information in the file.  The file did not include a letter of explanation addressing the outstanding collection. Agree with S&D reason, Loan was a Manual UW but did not meet requirements for Manual Underwriting

*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT:   The loan does not meet the FHA manual underwriter guidelines. The file did not meet the minimum required investment of 3.5% ($6300).  The final CD reflected a total of $6300 paid; however, a post closing review confirmed an error of $10 was refunded back to the borrower on 9.23.2021 (pg 82), resulting in $6290 paid.  Agree with S&D reason, Loan was a Manual UW but did not meet requirements for Manual Underwriting

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 3
COMMENT: The loan does not meet the FHA manual underwriter guidelines. Housing history was not obtained. The Mortgagee must verify and document the previous 12 months’ housing history. The final 1003 (pg 30) reflects the borrower rented for 6 years, paying $775 monthly. The file did not include evidence of the borrowers rental payment history. Agree with S&D reason, Loan was a Manual UW but did not meet requirements for Manual Underwriting	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 8/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 8/XX/2022. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
5Z3JMXQQGDM	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT:   The DTI exceeds guidelines per the AUS DU of 53.88% page 117. The audit calculated debt is $11,778.92 and not $11,633.85, resulting in a DTI of 54.55%. The DTI exceeds the AUS DU of 53.88%.

*** (OPEN) Loan does not conform to program guidelines - EV 3
															COMMENT: The loan does not meet the Eligibility Requirements for obtaining multiple FHA-insured mortgages. The borrower currently has an FHA loan on his primary residence. A borrower may be eligible to obtain another FHA-insured mortgage if the borrower is relocating, and establishing residency in an area outside reasonable commuting distance from his/her current principal residence and the relocation need not be employer-mandated to qualify for this exception. The subject property is in the same area as his primary residence and no relocation exists. Agree. S&D reason, Uninsurable - FHA financing on two properties at once.
VLFF2MLQEIA	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fee on 4/XX/2021 was not accepted because a valid reason was not provided: Discount Points. A cost to cure in the amount of $282.73 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - SPL missing - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (CURED) Title policy missing - EV R
																	COMMENT: The loan file is missing a copy of the title commitment.
4NBU0GLXQ4H	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	2	1	3	2	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 3
COMMENT: The appraisal is unacceptable, that comparables provided are all over 1.68 to 3.79 miles away from the subject in a suburban area 25 - 75% built up. The CU score is 4.3. the overall value for the subject is not supported by the comparables provided. Agree. The market value of the subject property was not supported as of the effective date of the appraisal. the original appraisal (OA) utilized inappropriate comparables sales. The comparable sales utilized are located in superior market areas and have larger site sized. No other known defect.	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitation has expired.
PH5MA1ZL35V	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 2/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
CUX2U2E23WT	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 3/XX/2021 was not accepted because a valid change of circumstance was not provided: Document Preparation Fee. A cost to cure in the amount of $100.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
BCI2PNMXSWO	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Appraisal is 4 months after Note Date - EV 3
															COMMENT: The appraisal (P 417), is dated 4/XX/2022. Subject loan closed 9/XX/2022. The appraisal update (P 381), is dated 9/XX/2022; however, it only certifies the completion of the subject property, which was new construction. The file does not contain an updated certification of current market value. Agree, S&D reason, appraisal expired.
XDMICEVQBCE	XX	xx	XX		SD 2023-1 - Compliance		3	1	1	3	1	1	1	1			*** (CURED) Missing flood cert - EV R COMMENT: The file is missing the Flood Cert.
IDIDNQ4PDMG	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (URED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the LE issued on 3/XX/2022 was not accepted because a valid creason was not provided. A cost to cure in the amount of $25.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The file is missing verification of income for both borrowers.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   The 1008 is missing.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The LP AUS was run with assets of $363,009 but the file is missing verification for the two disclosed Ally Bank accounts.

*** (CURED) Missing credit report - EV R
																	COMMENT: The credit report is missing.
A2UITCGHMXD	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
COMMENT:   The loan does not meet the employment ability to repay requirements. The 1003 reflected borrower worked for a mobile healthcare company since 6/2022 and previously was at a XX from 10/2021-5/2022. The loan closed 9/XX/2022.  The file contained a job offer (P 242), dated 8/XX/2022, for a job from 9/XX/2022-12/XX/2022.  Base pay was $28.  The file also contained school transcripts to justify lack of 2 years work history.  However, the underwriter used gross pay based on job from 2021 for qualification.  In addition, the VVOE in the file, (P 251), did not verify Borrower's new current employment.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on 9/XX/2022 was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
XCMQE4JUT3F	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
COMMENT: The loan does not meet ability to repay.The final 1003 reflected the borrower was recently employed with their current employer since 4/XX/2021. Previous dates of employer for the borrowers prior employer was not documented per the AUS.	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase the following fees on 10/XX/21 was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $150 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.
DNYXRV2XCT3	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 9/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 9/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. The statute of limitations has expired
0GYWHFJTCUC	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 7/XX/2021 was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $1,100.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.
X2G23ADTGU5	XX	xx	XX		SD 2023-1 - Compliance		3	1	1	3	1	1	1	1			*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the appraisal
QNNIILWACE3	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: Per the underwriting notes from the 1008 (pg 86) the loan was approved using Guidelines JF30B. Audit did not have available to review to confirm the loan meets guidelines.
TIARYS3E0VX	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on 3/XX/2022 did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 3/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 3/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
FMUYH2XBWZC	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	3	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the Condominium Questionnaire.

*** (CURED) Missing Documentation - EV R
COMMENT:   Closing Disclosures for the refinance of the primary residence in XX and investment property in Lake Bluff, IL to verify XXmortgage and XX  mortgages have been paid in full as required by the LP findings are missing.  The file contains the 1008 (p.38) for the new mortgage, hazard insurance (p.229) and HOA (p.288) for the property in XX; however, is missing the Note and CD to verify the P&I and taxes.  The file also contains the 1008 (p.37) for the new mortgage, hazard insurance (p.230) and HOA (p.285) for the property in XX; however, it is missing the Note and CD to verify the P&I and taxes.

*** (CURED) Missing Documentation - EV R
																	COMMENT: Final 1003 (p.24) declarations show the borrower is a non-permanent resident alien. The loan file contains the borrowers Passport from the XX(p.249). The loan file is missing documentation verifying the borrower is lawfully in the United States.
PJQTX252LJO	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	3	2	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fee on 5/XX/2021 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). The statute of limitation has expired.

*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 5/XX/2021 was not disclosed within 3 days of the application date, 5/XX/2021. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																	COMMENT: The appraisal report in the file (Pg 328) was subject to inspection. An inspection report was in the file (Pg 448). The final inspection from the appraiser was not provided.
IIGRKJBEHCN	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT:   The loan does not meet the guidelines based on the AUS.  The final 1003 and AUS reflected the borrower was securing funds for the subject through the refinance of their current primary residence.  The file did not include the final HUD to document the funds to close.

*** (OPEN) Missing Documentation - EV 3
COMMENT:   The loan file is missing the new note for validation of the P&I for the refinance of the primary residence.

*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT: The loan does not meet the ability to repay. The final 1003 and AUS reflected the borrower was securing funds for the subject through the refinance of their current primary residence. The file did not include the final HUD to document the funds to close.	*** (OPEN) Evidence of Appraisal delivery - EV 2
																COMMENT: The file did not contain evidence that showed a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date, 4/XX/21. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. Transaction is the purchase of an investment property. Statute of limitation has expired.
VVBNHHU0YDO	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
1PWOEQ5RPSV	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on 9/XX/2021 was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received a disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test), any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 9/XX/2021 did not reset the baseline: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
RYT223KOVJ1	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	3	3	1	1	2	*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase and addition of the following fee(s) was not accepted because a valid reason was not provided: Title Closing Settlement  (+ $550), Title Courier (+ $30), title Digital Archive (+ 25), Title E Recording (+ $20), title Lender Title Insurance (= $91), Title Examination (+ $64.25).  A cost to cure in the amount of $615.55  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). The transaction is a purchase of a primary residence. The statute of limitation has expired.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 1/XX/2022 did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	*** (CURED) Missing flood cert - EV R
COMMENT:   File is missing flood certification.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   File is missing proof off Hazard insurance.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 1/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
VFXTZFTVVAX	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Missing Documentation - EV 3
															COMMENT: DU findings (p.91) require a verification of the borrower’s social security number. The fraud report (p.272) also has an alert for the borrower’s social security number. The loan file is missing the SSN Validation.
MRI5ULFPJ4E	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	3	3	1	1	*** (OPEN) Assets are not sufficient to close - EV 3
COMMENT:   the loan does not meet the guideline requirements as the assets in file do not cover down payment reflected on the final CD in file.  Final 1003 in file reflects a gift amount of $30,000 with additional funds in the bank account with XX checking account ending in XX with a balance of $XX  Documentation to support these amounts is missing from the loan file.

*** (OPEN) Missing asset documentation (ATR) - EV 3
COMMENT:   The loan does not meet the ability to manage repayment as the assets in file do not cover down payment reflected on the final CD in file.  Final 1003 in file reflects a gift amount of $30,000 with additional funds in the bank account with XX checking account ending in XX with a balance of $XX.  Documentation to support these amounts is missing from the loan file.

*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
COMMENT:   The loan does not meet the ability to manage repayment of the loan.  The loan file does not show a consistent 2 year employment history. There is a gap in employment between XX and current employment with Baudins Masonry from 4/2021 to 1/XX/2022.  LOX for the gap is missing from the loan file.  Agree.  Borrower Misrep - Income. DTI can not be established.

.	*** (CURED) TRID - SPL missing - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance.  The changes resulted in threshold to go above allowable tolerance.  A cost to cure in the amount of $1,375.06 is required. The defect may be resolved by providing the missing document, reimbursing the consumer, or providing a valid reason for the increases. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																	COMMENT: Fannie Mae and Freddie Mac SSRs are missing from the loan file to support the CU risk score.
YRWRBGJNTO1	XX	xx	XX		SD 2023-1 - Compliance		3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing proof of hazard insurance for the subject property from the loan file.
BQVRTC5Q2UN	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 3
															COMMENT: The final loan application reflects the borrower has been employed with XX since 5/XX/2019 earning $3,801.27/month. The file contains three paystubs from XXt (p.187, 194, 195) showing different bi-weekly amounts each stub and showing a YTD of $25,336.10 as of 8/XX/2021. The VOE (p.179) for XX shows the borrower employed since 5/XX/19 and has an annual base pay of $50,000 and YTD as of 9/XX/2021 of $34,211.46; however, shows earnings of only $3,374 in 2020 and no earnings in 2019. The file contains 2019 and 2020 W2’s from multiple places (XX). The address for XX and all of the XX businesses have the same address but the file does not contain clarification if they are all affiliated and if the borrower continues to work at all three and the total W2’s for both years were averaged with YTD to calculate qualifying income. Additionally, there is not clarification of why the written VOE is not complete with the prior year earnings.
FGEWWIQVDSK	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
OFBMFPIIGGF	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) Missing Documentation - EV 3
COMMENT:   The credit report dated 3/XX/2021 (p.84) reflects the loan with XX secured to the subject property was 30 days delinquent.  The payoff statement in the file dated 12/XX/2020 (p.134) shows the next payment due was for 1/XX/2021.   The loan file is missing documentation to verify the mortgage was paid current prior to closing.

*** (OPEN) Missing Doc - EV 3
COMMENT:   DU Findings (p.61), 1008 (p.80) and 1003 (p.27) show the subject was submitted to DU as a single family; however, per the appraisal it is a two-family property (p.196).   The loan file is missing the DU Findings, 1008 and 1003 with the correct property type.

*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 3
COMMENT: FNMA guidelines restrict second home properties to one-unit dwellings and per the appraisal (p.196), the subject is a two-family dwelling that is tenant occupied in one unit. Overlay for second home restricts the number of units to one unit. Agree S&D reason, Exceeds Guidelines for second home. Only 1 unit allowed - Property is 2 units.	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 3/XX/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 3/XX/21. If disclosure was delivered electronically, the E-consent is required as well

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 2/XX/21 was not disclosed within 3 days of the application date, 11/XX/20. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the XX statement for the primary residence located at XX to verify taxes and insurance are included in the mortgage payment as reflected on the final loan application (p.28)

*** (CURED) Missing TRID RESPA Disclosures - EV R
																	COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, Homeownership Counseling Disclosure.
PRMMJO5UPPY	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	3	1	1	3	*** (OPEN) TRID - Zero tolerance violation - EV 3
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on Tax Service Fee did not reset the baseline: $80.00. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  The initial CD is missing from the loan file. The only CD provided was issued 7/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 7/XX/2021. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The copy of the appraisal has the bottom cut off. Unable to see the date of the appraisal and valuation. Some of the pictures are cutting and other pertinent information such the appraisers notes.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The hazard insurance certificate is missing.

*** (CURED) Appraisal not dated - EV R
COMMENT:   The copy of the appraisal has the bottom cut off. Unable to see the date of the appraisal and valuation.

*** (CURED) Missing Documentation - EV R
COMMENT:   The title work indicates a second lien through XX The credit report on page 241 indicates the XX account the loan is a HELOC with a zero balance right now. Per the underwriter notes on page 179, the "Existing 2nd (Heloc) with XX will be closed thru escrow." The loan file is missing evidence the HELOC was closed. With remaining open the HLTV is 57.209%.

*** (CURED) Missing Documentation - EV R
																	COMMENT: The 1008 comments (pg 179) reflects the loan was approved using XX Jumbo. The audit review did not have the XX Jumbo Guides to confirm all met the qualifications (loan closed 7/XX/2021).
GZRADEL01HQ	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
YINHQ2TIAR3	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	2	3	1	2	*** (OPEN) Missing Documentation - EV 3 COMMENT: The loan file is missing the VA Loan Guarantee under the borrower.	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 7/XX/21 did not reset the baseline: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.  The statute of limitation has expired.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 2
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on 7/XX/21 was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. The statute of limitation has expired.	*** (CURED) Missing Documentation - EV R COMMENT: Missing the VA Certificate of Eligibility.
X2SL03P5L0K	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
QURDSMPSY3T	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
WJHAMUOQW0S	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
XEXONKEUYZA	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	1	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated 10/XX/2021 was not disclosed within 3 days of the application date, 7/XX/2021. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 10/XX/2021 was not disclosed within 3 days of the application date, 7/XX/2021. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).  Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Title Closing/Settlement/Attorney Fee, Title E-Recording Fee, Title Escrow Service Fee, Title Lender Title Insurance, Title Title Endorsement, Recording Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 10/XX/2021 did not reset the baseline: Processing Fee, Underwriting Fee, Appraisal Fee, Credit Report Fee, Flood Certification - Single Charge or Life of Loan, MERS, Tax Service Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial LE timing fail - EV R
																	COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 10/XX/2021 was not disclosed within 3 days of the application date, 7/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
B1COQVXDMM0	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Appraisal is 4 months after Note Date - EV 3
															COMMENT: the appraisal in file is dated 3/XX/2022, the appraisal was "subject to". the file also contains a completion certificate dated 8/XX/2022 but it does not contain a recertification of value. the age of the appraisal exceeds 120 days allowed. Agree. S&D: Reason, closed after appraisal expired. Unable to insure.
IABLE1ZSDPL	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
OGF1MTYFAS1	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	2	1	1	2	*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 8/XX/2021 was not disclosed within 3 days of the application date, 6/XX/2021. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Right of Rescission missing or unexecuted - EV R
																	COMMENT: The Right to Cancel Notice is missing from the loan file. Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.
M1BLD3GCH2M	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	1	*** (OPEN) Unable to verify PITI on simultaneous loan (ATR) - EV 3
COMMENT: The ability to manage repayment of the loan has not been established. The final documentation reflects a subordination HELOC in the amount of $135,750. Documentation to support agreement and terms of the subordination is missing from the loan file.	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on 3/XX/2022 was not accepted because a valid reason was not provided. A cost to cure in the amount of $74.45 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XN3Z4AVSSHT	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	1	3	1	1	3	*** (OPEN) TRID - Zero tolerance violation - EV 3
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  The increase to the discount points was not accepted because the change was not disclosed within 3-business days. The change occurred on 3/XX/22; however, the revised disclosure was not issued until 4/XX/22.  This resulted in a tolerance violation of $8462.20. In addition, the increase to the appraisal fee on CD issued 4/XX/22 was not accepted because a valid reason was not provided. This resulted in a tolerance violation of $2050.00.  A total cost to cure in the amount of $10536.70 is required.  The defect can be cured by reimbursing the consumer or providing evidence that the 3/XX/22 change was disclosed within 3-business days, and providing a valid reason for the increase to the appraisal fee. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 4/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
TKC11WK4N2T	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	3	1	1	1	1	*** (CURED) Appraisal not dated - EV R
COMMENT:   The file is missing the appraisal report.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the CD from the recent purchase of XX to verify the monthly PITI in addition to the Lease supporting a monthly income of $1,600.

*** (CURED) Cash reserves less than required by guidelines - EV R
																	COMMENT: The LP AUS page 106 reflects the requirement to verify $12,217.32 for reserves. The file has verification of only $6,607.97 reserves. The borrower is short $6,149.35 for reserves.
M2PLMS0G3FF	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
H1SPDQLNZOX	XX	xx	XX	SD 2023-1 - Compliance	3	2	1	1	2	1	1	2	*** (OPEN) TRID- SPL late - EV 2
COMMENT: The Service Provider List issued on 4/XX/21 was not disclosed within 3 days of the application date, 4/XX/21. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Employment Information Incomplete - EV R
																	COMMENT: Investor guidelines requires a verbal verification of employment dated within 10 days of closing. Verbal verification of employment is missing from the loan file.
X5M1R1KZWI1	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	3	1	2	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT:   Loan is not eligible under FNMA. The loan closed with DU approval, but the subject new high rise condo was not eligible under FNMA.  Per the appraisal (P 343), the HOA was under the control of the builder/developer, the developer owned 229 of the 264 units, 151 units were for sale, 35 units were sold, 9 rented and 26 owner occupied. Agree S&D reason, loan closed with DU Approve/Eligible findings, under a product eligible only for FHLMC and therefore unsalable.

*** (OPEN) TRID - SPL missing - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 4/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 4/XX/2021. If disclosure was delivered electronically, the E-consent is required as well.
UXJU5IRJPJ4	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
UOLFKWN3NXJ	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	3	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) were provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The AUS/eligible for Limited Cash Out and with PIW is missing from the loan file.  The loan closed with 25.99% DTI and 67% LTV.  The 1008 in file (P 112), indicated loan was DU Approve/Eligible with PIW.  However, the DU in file (P 98), is Approve/Ineligible dated 8/XX/2021.  The loan was entered as a Limited C/O & DU was reflected C/O at close as reason for ineligibility  The loan did close as a Limited C/O.  Agree. S&D reason, Loan closed with Approve/Ineligible AUS.

*** (CURED) Missing Appraisal - EV R
																	COMMENT: The file did not contain an appraisal. The 1008 in the file (P 112), indicated there was a PIW. The DU in the file (P 98) was Approve/Ineligible and did not allow for a PIW.
J32JRH3NJPW	XX	xx	XX	SD 2023-1 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on 12/XX/2021 did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 12/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 12/XX/2021. If disclosure was delivered electronically, the E-consent is required as well.
45WISC43CZO	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	3	3	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 3
COMMENT:   Ability to Repay not met for credit history.  Guidelines require at least 6 payments to have been made and confirmed through credit history for previous loan on VA refinance.  Subject loan closed 9/XX/2021.  Previous loan closed 5/XX/2021.  Agree S&D reason, VA/GNMA Refinance Seasoning violation.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 3
COMMENT: Loan does not meet guideline eligibility requirements for cash out refinance. Guidelines require at least 6 payments to have been made and confirmed through credit history for previous loan on VA refinance. Subject loan closed 9/XX/2021. Previous loan closed 5/XX/2021. Agree S&D reason, VA/GNMA Refinance Seasoning violation.	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 8/XX/2021 did not reset the baseline: Wire Transfer Fee, Appraisal Fee, VA Funding Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  8/XX/2021 was not disclosed within 3 days of the application date, 7/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) Missing Appraisal - EV R
																	COMMENT: The appraisal is missing from loan file. Per the AUS page 220 URAR and NOV is required.
W3IJYCTBB1E	XX	xx	XX	SD 2023-1 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
																COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report. Transaction is a purchase of a primary residence. The statute of limitation has expired.
MTR3RLZZYXD	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on 1/XX/2022 and per the last revised PCCD issued on 2/XX/2022, the loan disbursed on 1/XX/2022. Loan could not disburse until after the end of the rescission period; rescission ended on 1/XX/2022.  The defect can be cured by providing the true funding date.

*** (CURED) ROR missing critical data (expiration date / funding date) - EV R
																	COMMENT: The Right to Cancel Notice does not provide the borrower with three business days to rescind the transaction. The rescission date is three business days after the signing date, the date the borrower receives the Final CD, or the date the borrower receives the "Notice of Right to Cancel", whichever occurs last. The rescission date noted on the Right to Cancel Notice, 1/XX/2022 is less than three business days from the signing date of 1/XX/2022.
K1T0XV2TFJO	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	3	1	1	3	*** (OPEN) Unable to Validate what QM Program the Loan was Originated under - EV 3
COMMENT: The 1008 addendum in file on page 75 references the Program for origination isXX. Guidelines for this program are missing.	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD. The statute of limitation has expired.	*** (CURED) Application Missing - EV R
COMMENT:   Final signed 1003 dated at closing of 8/XX is missing from the loan file.

*** (CURED) Mortgage missing / unexecuted - EV R
																	COMMENT: The Security Instrument (Mortgage/Deed of Trust) is missing.
YZFNALAK3HJ	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice is missing from the loan file.  Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 2/XX/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/22. If disclosure was delivered electronically, the E-consent is required as well.
JMAJ3QUUG14	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	3	1	1	1	1	*** (CURED) Missing credit report - EV R
COMMENT:   The credit report is missing.

*** (CURED) Missing flood cert - EV R
COMMENT:   The Flood Cert is missing.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The hazard insurance is missing.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The Title evidence is missing. to include property tax information.

*** (CURED) Transmittal (1008) is Missing - EV R
																	COMMENT: The 1008 is missing.
X3XAFNDULAR	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	3	1	1	3	1	*** (OPEN) Appraisal dated after closing - EV 3
COMMENT:   The origination loan did not contain an appraisal.  The appraisal provided is dated is 9/XX/2021.  Loan closed 7/XX/2021.  Agree. full appraisal required for TXA6.  file only contains ACE.  Loan has a lost note affidavit.

																	*** (CURED) State Specific Disclosure - EV R COMMENT: The Extension of Credit Notice was not provided to the consumer at least 12 days prior to consummation.
IZZ001PFUID	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
JGMLEYZETZD	XX	xx	XX	SD 2023-1 - Compliance	3	3	1	3	3	1	3	3	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 3
COMMENT:   The appraisal was complete "As Is" (P 75).  Notes from the appraiser reflected the borrower had purchased property 4/XX/2021 with total interior gutted.  Substantial renovation had been done to property.  The pictures in the appraisal of the den, show a ceiling not yet installed, bathroom without drywall and exposed insulation, another bathroom with only studs and exposed plumbing, laundry with walls ripped out etc. It is clear from the pictures the home is not complete.  There was no evidence in the file an updated appraisal with completion certificate was obtained.  Agree. S&D reason, Guideline Violation. Completion Report missing.  The appraisal was made as-is when it should have been made subject to completion for interior updates incomplete.

*** (OPEN) TRID - 10% tolerance violation - EV 3
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).  The increase to the following fees was not accepted because a valid reason was not provided: Title Closing/Settlement, Title Document Preparation, Title E Recording, Title Lender Title Insurance, Title Notary, and Recording. A cost to cure in the amount of $203.80 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (OPEN) TRID - Zero tolerance violation - EV 3
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 1/XX/2022 did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (OPEN) TRID- Initial CD delivery date test fail - EV 3
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 1/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 1/XX/2022. If disclosure was delivered electronically, the E-consent is required as well.
RABEQVKH0OT	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Unable to verify all credit obligations (ATR) - EV 3
															COMMENT: Loan did not meet all credit obligations for the Ability to Repay. Primary housing expense reflected on 1003 was $1,945 monthly payment through Rocket mortgage. The payment did not reflect on the credit report. Credit history for primary mortgage was not verified. Additionally, documentation escrow was included in payment and no additional HOA fees were associated was not in file.		*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: AUS not in file. Per the 1008 (P 46) reflects LP Accept.
4Z1ITZZOZG4	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Unable to verify all credit obligations (ATR) - EV 3
COMMENT: The file is missing the credit documentation to meet the ATR. The Student loan debt for Borrower and Co-Borrower exceeding $XX was not included in calculations. The file did not contain anything to support exclusion. The file did contain a copy of Covid-19 Emergency relief orders pausing payments until 1/XX/2022. Loan closed 11/XX/21 and payments started back within 60 days.	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Asset documentation did not meet ATR. The documentation for the payoff of mortgage and source of assets used for down payment for the subject transaction is missing. The file is missing documentation for sale of previous primary residence, XX, confirming receipt of $XX in proceeds and payoff of XX

*** (CURED) Missing Documentation - EV R
																	COMMENT: Purchase contract for subject transaction is missing from file.
V1OF5MGM0NW	XX	xx	XX	SD 2023-1 - Compliance	3	1	3	1	3	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the AUS required Schedule C from the 2019 income tax return (Pg 99; 63) and extension for 2020 tax returns.  Unable to determine income.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan does not show the ability to manage repayment. Missing the AUS required Schedule C from the 2019 income tax return and 2020 tax extension. Unable to determine income for DTI.  Agree.  DTI incorrectly calculated and exceeds investor guidelines - Actual DTI of 55%.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 7/XX/2021 was not accepted because a valid change of circumstance was not provided: MERS. A cost to cure in the amount of $12.95 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
TGA2DY3RDT5	XX	xx	XX		SD 2023-1 - Compliance		3	3	3	1	1	3	1	1	*** (OPEN) Missing Documentation - EV 3 COMMENT: Mortgage in file on page 361 requires a renewal & extension rider. The renewal & extension rider is missing from the loan file.
0F2MCV0D5MN	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
XMFUWTICINA	XX	xx	XX	SD 2023-1 - Compliance	3	3	3	1	1	3	1	1	*** (OPEN) Appraisal is 4 months after Note Date - EV 3
															COMMENT: The appraisal (P 287), dated 4/XX/2022, was expired before date of close, 9/XX/2022. The file did not contain an updated appraisal. Agree S&D reason, expired appraisal.
KS23ACATD5V	XX	xx	XX		SD 2023-1 - Compliance		1	1	1	1	1	1	1	1
LD2CAIM51VA	XX	xx	XX	SD 2023-1 - Compliance	3	2	3	1	3	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Mortgage not properly executed - EV R
																	COMMENT: The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete/inaccurate: The Notary Signature is blank.